Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FS Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2017